ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable					¥ 53,153,164	¥ 73,041,508
Less: allowance for doubtful accounts		¥ (4,688,433)	¥ (35,005,069)	¥ (30,100,005)	(5,003,118)	(4,688,433)
Accounts receivable, net	$ 7,767,389				¥ 48,150,046	¥ 68,353,075
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		4,688,433	35,005,069	30,100,005
Additions charged to (reversal of) provision for doubtful accounts	$ 136,468	845,965	(3,738,232)	9,140,062
Write-off of accounts receivable		(531,280)	(26,578,404)	(4,234,998)
Ending allowance for doubtful accounts		¥ 5,003,118	¥ 4,688,433	¥ 35,005,069